Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38712
Entity Registrant Name	Pintec Technology Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4/F, Vanke Times Center,
Entity Address, Address Line Two	Chaoyang Road, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001716338
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information
Entity Address, Address Line One	4/F, Vanke Times Center
Entity Address, Address Line Two	Chaoyang Road, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Country Region	86
Local Phone Number	6506-0227
Contact Personnel Email Address	ir@ pintec.com
Contact Personnel Name	Xin Yang
City Area Code	10
ADS
Document Information
Title of 12(b) Security	American depositary shares
Trading Symbol	PT
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	507,239,098
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	50,939,520